Business Combination	12 Months Ended
Sep. 24, 2022
Business Combination and Asset Acquisition [Abstract]
Business Combination
3. Business Combination
On June 7, 2022 (the “Closing”), SVF 3 consummated the Business Combination pursuant to the Merger Agreement and Company Merger Agreement. In connection with the consummation of the Business Combination, the registrant changed its name from SVF Investment Corp. 3 to Symbotic Inc.
As a result of and upon the effective time of the Domestication, among other things, each of the then-issued and outstanding Class A ordinary shares, par value $0.0001 per share, of SVF 3 (“SVF Class A Ordinary Shares”) automatically converted, on a one-for-one
basis, into a share of Class A Common Stock, par value $0.0001 per share, of Symbotic (“Class A Common Stock”), and each of the then-issued and outstanding Class B ordinary shares, par value $0.0001 per share, of SVF 3 (“SVF Class B Ordinary Shares”) automatically converted, on a one-for-one
basis, into a share of Class B Common Stock, par value $0.0001 per share, of Symbotic (“Class B Common Stock”).
In connection with the Closing, as contemplated by the Merger Agreement and Company Merger Agreement:

•	Legacy Warehouse merged with and into Symbotic Holdings, with Interim Symbotic surviving the merger;

•	Merger Sub merged with and into Interim Symbotic, with Interim Symbotic surviving the merger as a subsidiary of Symbotic;

•
at the effective time of the Merger (the “Effective Time”), New Symbotic Holdings entered into the Second Amended and Restated Limited Liability Company Agreement of Symbotic Holdings LLC (the “New Symbotic Holdings LLC Agreement”), which, among other things, provided that Symbotic will be the managing member of New Symbotic Holdings; and

•
at the Effective Time, each common unit of Interim Symbotic that was issued and outstanding immediately prior to the Effective Time was converted into the right to receive a number of common units in New Symbotic Holdings (“New Symbotic Holdings Common Units”), which New Symbotic Holdings Common Units entitle the holder to the distributions, allocations and other rights under the New Symbotic Holdings LLC Agreement, and an equal number of either shares of
Class V-1
common stock, par value $0.0001, of Symbotic
(“Class V-1
Common Stock”) or shares of
Class V-3
common stock, par value $0.0001, of Symbotic
(“Class V-3
Common Stock”), as well as the contingent right to receive certain earnout interests, in each case, as set forth in the Merger Agreement.

Following the Business Combination, consistent with the
Up-C
structure, Legacy Warehouse unitholders hold their economic interests directly in New Symbotic Holdings. All other investors, including SVF 3 shareholders, hold their economic interests through Symbotic Inc. Legacy Warehouse unitholders will also hold voting interests in Symbotic Inc. in the form of voting stock with no economic rights (including rights to dividends and distributions upon liquidation). The Company issued an aggregate of 60,844,573 shares of
Class V-1
Common Stock and 416,933,025 shares of
Class V-3
Common Stock, each of which is exchangeable, together with a New Symbotic Holdings Common Unit, into an equal number of Class A Common Stock. Each of the then-issued and outstanding shares of Class B Common Stock were converted into a share of Class A Common Stock at the Effective Time.
Pursuant to the Merger Agreement, the Legacy Warehouse unitholders are entitled to receive an aggregate of up to 20.0 million New Symbotic Holdings Common Units and an equal number of shares of the Company’s
Class V-1
Common Stock (“Earnout Shares”). The Earnout Shares are issued if the Class A Common Stock volume weighted average price of shares is greater than or equal to $12.00 (“Triggering Event I”), $14.00 (“Triggering Event II”), and $16.00 (“Triggering Event III”) per share for a certain period of time. A total of 6,666,667 Earnout Shares are issued upon Triggering Event I, 6,666,667 Earnout Shares are issued upon Triggering Event II, and 6,666,666 Earnout Shares are issued upon Triggering Event III. As of September 24,
2022, all three triggering events were achieved, which resulted in a one-time
issuance of 20.0 million of New Symbotic Common Units and an equal number of shares of the Company’s
Class V-1
Common Stock to certain existing stockholders of Symbotic Inc.
In connection with the Domestication, the 9,040,000 shares held by SVF 3 insiders (“Sponsor Shares”) converted to the Company’s Class A Common Stock. Pursuant to a letter agreement entered into in connection with the Merger Agreement (i) 60% or 5,424,000 Sponsor Shares vested at the Closing, (ii) 20% or 1,808,000 Sponsor Shares will vest at such time as Triggering Event I occurs on or before the seventh anniversary of the Closing, and (iii) 20% or 1,808,000 of the Sponsor Shares will vest at such time as Triggering Event II occurs on or before the seventh anniversary of the Closing. Any Sponsor Shares that remain unvested after the seventh anniversary of the Closing will be forfeited. As a result of Triggering Event I and Triggering Event II being achieved, the remaining 40%, or 3,616,000 Sponsor Shares vested, which resulted in an issuance of 3,616,000 Class A Common Stock.
Concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements with certain investors (the “PIPE”), pursuant to which the PIPE investors purchased, immediately prior to the closing, an aggregate of $205.0 million of the Company’s Class A Common Stock at a purchase price of $10.00 per share, or 20.5 million Class A Common Stock.
In connection with SVF 3’s initial public offering (“IPO”), SVF 3 entered into a forward purchase agreement (the “FPA”) with SVF II SPAC Investment 3 (DE) LLC (the “Forward Purchase Investor”), an affiliate of the sponsor of SVF 3, SVF Sponsor III (DE) LLC, pursuant to which the Forward Purchase Investor elected to purchase an aggregate of $200.0 million Class A Common Stock for $10.00 per share, or 20.0 million Class A Common Stock. The Forward Purchase was consummated immediately prior to the consummation of the Merger.
Following the Closing, the Company purchased from an affiliated entity of the Symbotic Founder Common Units in New Symbotic Holdings for $300.0 million. Upon the Closing, the Company received net cash proceeds of $84.7 million. The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of stockholders’ equity for the year ended September 24, 2022 (in thousands):

Amount
Cash proceeds from SVF 3, net of redemptions	$47,021
Cash proceeds from PIPE Financing	205,000
Cash proceeds from forward purchase agreement	200,000
Less: cash payment of transaction expenses and underwriting fees—SVF 3	(30,315)

Net cash proceeds from the Business Combination and PIPE Financing	421,706
Less: repurchase by Symbotic Inc. of New Symbotic Holdings Common Units	(300,000)
Cash received for Class V-1 and Class V-3 Common Stock	70
Less: transaction expenses—Symbotic	(37,104)

Net contributions from the Business Combination	$84,672

The total number of shares of the Company’s common stock outstanding immediately following the Closing of the Business Combination was 528,441,744, comprised as follows:

Shares
Class A—Public Stockholders	4,540,146
Class A—Sponsor Shares (1)(4)	5,624,000
Class A—Subscription Agreements	20,500,000
Class A—Forward Purchase Agreement	20,000,000
Class V-1 Legacy Warehouse Holders (1)(2)(3)	60,844,573
Class V-3 Legacy Warehouse Holders (1)(3)	416,933,025

Total Shares at Closing	528,441,744

(1)	Excludes 20,000,000 Earnout Interests and 3,616,000 Sponsor Shares subject to vesting based on achievement of certain share price targets.
(2)	Excludes approximately 15,870,411 unvested warrant units.
(3)	Class V-1 and V-3 common stock are non-economic and carry one and three votes per share, respectively, whereas Class A Common Stock are economic shares and have one vote per share.
(4)	Includes 200,000 shares issued as part of a working capital loan settlement.
The Company incurred $37.1 million in transaction costs relating to the Business Combination with SVF 3, which has been offset against additional paid-in
capital in the Consolidated Statements of Changes in Redeemable Preferred and Common Units and Equity (Deficit).